Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Investments in equity method investees	6,406,167	4,516,632
Equity investments with readily determinable fair values	2,375,785	5,636,797
Equity investments without readily determinable fair values	11,104,510	8,113,373
Other investments	319,894	196,081
	20,206,356	18,462,883